Consolidated Statements of Operations and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues
Sales	$ 10,098,202	$ 24,398,421
Cost of Sales	7,159,814	17,635,911
Gross Profit	2,938,388	6,762,510
Operating Expenses
Selling Expenses	2,179,902	1,159,941
General & Administrative Expenses	5,066,556	3,544,343
Total Operating Expenses	7,246,458	4,704,284
Operating Income (Loss)	(4,308,070)	2,058,226
Other Income (Expenses)
Other Income	1,006,298	69,432
Other Expenses	(25,268)	(264,441)
Bank expenses	0	(45,224)
Interest Income	2,868	14,137
Interest Expense	(311,480)	(298,600)
Government Income	4,100	0
Total Other Income (Loss) & Expense	676,518	(524,696)
Earnings before Tax	(3,631,552)	1,533,530
Income Tax/Deferred Tax Benefit	226,324	345,550
Net Income	(3,857,876)	1,187,981
Other Comprehensive Income
Foreign currency translation gain	20,657	916,979
Comprehensive Income	$ (3,837,219)	$ 2,104,959
Basic & Diluted Earnings (Loss) Per Share (in dollars per share)	$ (0.46)	$ 0.15
Weighted Average Shares Outstanding (in shares)	8,337,320	7,971,465